Organization and Business Operations (Details) $ / shares in Units, $ in Millions								1 Months Ended	3 Months Ended
	Feb. 04, 2022 USD ($)	Jun. 25, 2021 USD ($) $ / shares shares	May 12, 2021 USD ($)	Apr. 06, 2021 USD ($)	Mar. 23, 2021 USD ($) $ / shares shares	May 05, 2020 USD ($) $ / shares shares	Sep. 17, 2019 USD ($)	Mar. 31, 2022	Mar. 31, 2022 USD ($) item shares	Dec. 31, 2021	Dec. 08, 2020 USD ($)	Dec. 31, 2007
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Period of experience								20 years
Number of adverse events | item									14
Estimated blind people world wide									36.0
Number of people legally blind									5.8
Estimated number of individuals legally blind in us | item									500,000
Grant
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Grant received funding									$ 0.2
NationalInstitutesOfHealth | Grant
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Grant received funding			$ 1.4	$ 1.4			$ 2.4		6.4
net sales									$ 1.6
Unsecured Promissory Note Payable on 31st December 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest rate on unsecured Promissory Note											12.00%
Chairman of Board of Directors
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Other borrowings											$ 1.0
Unaffiliated Shareholders
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Other borrowings											$ 1.2
NPM | SAFE Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investment advance	$ 8.0
Minimum percentage of shares issuance	2.133%
Common Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued upon right offering | shares		11,500,000			4,650,000	7,500,000			134,349,464
Share price (in dollars per share) | $ / shares		$ 5.00			$ 6.00	$ 1.00
Proceeds from issuance or sale of equity, total		$ 53.3			$ 24.5	$ 6.7
Minimum
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Estimated potential US addressable individuals with bi-lateral blindness | item									50,000
Maximum
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Estimated potential US addressable individuals with bi-lateral blindness | item									100,000
Second Sight Switzerland Sarl
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage								77.32%	77.32%	100.00%		99.50%
Minimum number of corporate shareholders | item									2
Percentage of direct ownership									99.50%
Percentage of indirect ownership									0.50%
Percentage of total ownership								77.32%	77.32%	100.00%		99.50%
MinorityInterestOwnershipsPercentageByParent								100.00%	100.00%
Second Sight Switzerland Sarl | Executive Officer
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners												0.50%